Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Accounts Payable and Accrued Liabilities
Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities were comprised as follows:

	December 31, 2017			December 31, 2016
	Insurance and reinsurance companies	Non-insurance companies	Total	Insurance and reinsurance companies	Non-insurance companies	Total
Other reporting segment payables related to cost of sales	—	530.8	530.8	—	416.7	416.7
Payable to reinsurers	428.2	—	428.2	498.3	—	498.3
Salaries and employee benefit liabilities	296.8	77.3	374.1	218.3	31.2	249.5
Deferred gift card, hospitality and other revenue	27.3	294.7	322.0	20.9	263.4	284.3
Pension and post retirement liabilities (note 21)	227.1	23.7	250.8	196.2	20.7	216.9
Amounts withheld and accrued taxes	205.2	43.4	248.6	169.7	48.5	218.2
Ceded deferred premium acquisition costs	161.4	—	161.4	84.7	—	84.7
Accrued rent, storage and facilities costs	33.1	59.7	92.8	17.1	47.7	64.8
Amounts payable to agents and brokers	90.4	0.1	90.5	30.5	0.1	30.6
Accrued commissions	79.8	0.4	80.2	85.4	—	85.4
Accrued premium taxes	66.6	—	66.6	55.2	—	55.2
Accrued interest expense	48.0	3.4	51.4	41.4	2.1	43.5
Accrued legal and professional fees	37.7	10.7	48.4	29.6	8.5	38.1
Amounts payable for securities purchased but not yet settled	18.2	—	18.2	14.4	—	14.4
Administrative and other	621.7	243.8	865.5	453.3	134.7	588.0
	2,341.5	1,288.0	3,629.5	1,915.0	973.6	2,888.6

Current	1,429.7	1,019.7	2,449.4	1,174.7	770.8	1,945.5
Non-current	911.8	268.3	1,180.1	740.3	202.8	943.1
	2,341.5	1,288.0	3,629.5	1,915.0	973.6	2,888.6